Commitments and Contingencies - Teekay LNG-Marubeni Joint Venture (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	May 31, 2016 lease	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Equity income			$ (9,789)	$ (62,307)	$ (84,171)
Settled Litigation
Loss Contingencies [Line Items]
Equity income				$ 20,300
Teekay LNG-Marubeni Joint Venture | Settled Litigation
Loss Contingencies [Line Items]
Number of vessels | lease		1
Litigation settlement	$ 39,000